Alger Small Cap Focus Fund Shareholder Fees	Oct. 31, 2025 USD ($)
Class Z Shares [Member] | Alger Small Cap Focus Fund | Class Z
Prospectus [Line Items]
Shareholder Fee, Other	$ 0